Other Equity Instruments - Summary of Coupon Details - Non-Cumulative Subordinated Notes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of other equity instruments [line items]
Borrowings	€ 9,307	€ 12,061		€ 13,635
Non-cumulative subordinated notes [member]
Disclosure of other equity instruments [line items]
Borrowings						€ 271
Non-cumulative subordinated notes [member] | USD 525 million [member]
Disclosure of other equity instruments [line items]
Borrowings original currency	USD
Coupon rate	8.00%
Coupon date	Quarterly, February 15
Year of next call	2018
Borrowings						€ 271

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.